MARKETABLE EQUITY SECURITIES AVAILABLE FOR SALE	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
MARKETABLE EQUITY SECURITIES AVAILABLE FOR SALE

NOTE 5 – MARKETABLE EQUITY SECURITIES AVAILABLE FOR SALE

The Company’s marketable securities are classified as available-for-sale and, as such, are carried at fair value.  All of the securities are comprised of shares of common stock of the investee.  Securities classified as available-for-sale may be sold in response to changes in interest rates, liquidity needs, and for other purposes.

Each investment in marketable securities represents less than twenty percent (20%) of the outstanding common stock and stock equivalents of the investee, and each security is nationally quoted on the National Association of Securities Dealers OTC Bulletin Board ("OTCBB") or the Pink Sheets.  As such, each investment is accounted for in accordance with the provisions of SFAS No. 115.

Marketable securities classified as available for sale consisted of 1,746,500 shares of Vietnam Mining Corporation, a public company traded on the OTC Markets (Pinksheet: VNMC) that were earned for consulting services rendered. The fair value of shares received was $174,650 as of September 30, 2011.

As of September 30, 2011, we recorded $600,000 from 4,000,000 shares of common stock of Agent 155 Media Corp, a fully reporting company traded on the OTCQB at that time (Symbol: AGMC), for consulting services to be rendered to Agent155 Media Corp by PHI Group, Inc. We used the closing price of $0.15 per share as of September 30, 2011 for recording purpose.

As of December 31, 2011, we recorded $120,000 from 4,000,000 shares of common stock of Agent 155 Media Corp, a fully reporting company traded on the OTCQB (Symbol: AGMC) at that time, for consulting services to be rendered to Agent155 Media Corp by PHI Group, Inc. We used the closing price of $0.03 per share as of December 31, 2011 for recording purpose. There is no realized gain or loss on this transaction.

During the quarter ended March 31, 2012, we converted $46,141.25 of promissory note in exchange for 3,076,073 shares of common stock of Agent155 Media Corp, a fully reporting company traded on the OTCQB at that time (Symbol: AGMC). We used the closing price of $0.015 per share as of March 31, 2012. During the same quarter, we sold 2,000,000 shares of common stock of Agent155 Media Corp to a third party for the purchased price of $0.001 per share and recorded a loss of $ 28,000.